Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		5 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Jul. 31, 2025	Dec. 31, 2024	Jul. 31, 2024
Operating expenses:
General and administrative	$ 261	$ 26	$ 21	$ 77	$ 404	$ 49		$ 160		$ 177
Extinguishment of accounts payable										(118)
Total operating expenses	261	26	21	77	404	49		160		59
Loss from operations	(261)	(26)	(21)	(77)	(404)	(49)		(160)		(59)
Other income (expense):
Interest expense, related parties	(23)	(16)	(28)	(24)	(43)	(32)		(62)		(54)
Net loss	$ (284)	$ (42)	$ (49)	$ (101)	$ (447)	$ (81)		$ (222)		$ (113)
Weighted-average shares of common stock outstanding, basic	1,032,640	1,032,640	1,033,000	1,033,000	1,032,640	1,032,640		1,033,000		1,033,000
Weighted-average shares of common stock outstanding, diluted	1,032,640	1,032,640	1,033,000	1,033,000	1,032,640	1,032,640		1,033,000		1,033,000
Net loss per share of common, basic	$ (0.28)	$ (0.04)	$ (0.05)	$ (0.10)	$ (0.43)	$ (0.08)		$ (0.21)		$ (0.11)
Net loss per share of common, diluted	$ (0.28)	$ (0.04)	$ (0.05)	$ (0.10)	$ (0.43)	$ (0.08)		$ (0.21)		$ (0.11)
Gravitics Inc [Member]
Revenue		$ 364				$ 1,023	$ 1,044		$ 2,610
Operating expenses:
General and administrative	3,326	1,326			5,834	2,635	5,723		4,942
Cost of revenue		250				839	867		2,339
Research and development	1,851	946			6,073	1,361	3,457		2,124
Total operating expenses	5,177	2,522			11,907	4,835	10,047		9,405
Loss from operations	(5,177)	(2,158)			(11,907)	(3,812)	(9,003)		(6,795)
Other income (expense):
Change in fair value of SAFE liabilities		(454)			(643)	129	1,159		(1,108)
Change in fair value of convertible promissory notes		(620)			(3,449)	(890)	(1,858)		(1,246)
Change in fair value of warrant liabilities		(528)			(8,462)	(953)	(1,985)		(87)
Gain on extinguishment of unsecured promissory note									186
Other income (expense), net	(38)	(1)			(49)	(10)	(12)		2
Total other expense, net	(38)	(1,603)			(12,603)	(1,724)	(2,696)		(2,253)
Net loss	$ (5,215)	$ (3,761)			$ (24,510)	$ (5,536)	$ (11,699)		$ (9,048)
Weighted-average shares of common stock outstanding, basic	10,097,065	6,126,564			8,819,489	5,607,877	6,211,039		4,289,651
Weighted-average shares of common stock outstanding, diluted	10,097,065	6,126,564			8,819,489	5,607,877	6,211,039		4,289,651
Net loss per share of common, basic	$ (0.52)	$ (0.61)			$ (2.78)	$ (0.99)	$ (1.88)		$ (2.11)
Net loss per share of common, diluted	$ (0.52)	$ (0.61)			$ (2.78)	$ (0.99)	$ (1.88)		$ (2.11)